Loans from Third Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Loans from third parties (Textual)
Loan from third parties	$ 14,674,991	$ 3,312,202
Urumuqi National Economic Financing and Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Interest rate	7.00%
Term	Repayment on demand
Loan from third parties	$ 1,134,444	1,132,663
Urumqi Changhe Financing Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Interest rate	7.00%
Term	Repayment on demand
Loan from third parties	$ 2,182,967	2,179,539
Xinjiang Microcredit Refinancing Co. Ltd. [Member]
Loans from third parties (Textual)
Interest rate	12.00%
Term	From August 23, 2016 to August 22, 2017
Loan from third parties	$ 333,522
Xinjiang Microcredit Refinancing Co. Ltd. One [Member]
Loans from third parties (Textual)
Interest rate	12.00%
Term	From August 30, 2016 to November 29, 2017
Loan from third parties	$ 2,184,424
Xinjiang Microcredit Refinancing Co. Ltd. Two [Member]
Loans from third parties (Textual)
Interest rate	12.00%
Term	From September 1, 2016 to November 30, 2017
Loan from third parties	$ 1,456,282
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Loans from third parties (Textual)
Interest rate	12.00%
Term	From September 19, 2016 to March 18, 2018
Loan from third parties	$ 7,281,412
Zhiyuan Shenzhen Factoring Co., Ltd. [Member]
Loans from third parties (Textual)
Interest rate	12.00%
Term	Repayment on demand
Loan from third parties	$ 101,940